Due Dates of the Financial Liabilities - Aggregate Information Material Contractual Obligations and Payments Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	€ 1,136	€ 909	€ 735
Bank loan	510	536	€ 742
Operating leases	2,912	3,759
Pension obligations	131	204
Advances repayable (current and non-current)	3,140	1,770
Total - material contractual obligations	7,829	7,178
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	484	427
Bank loan	281	209
Operating leases	708	857
Advances repayable (current and non-current)	276	226
Total - material contractual obligations	1,749	1,719
One to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	652	461
Bank loan	229	326
Operating leases	942	1,289
Advances repayable (current and non-current)	717	412
Total - material contractual obligations	2,540	2,488
Three to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases		21
Operating leases	729	725
Advances repayable (current and non-current)	560	248
Total - material contractual obligations	1,290	994
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	533	888
Pension obligations	131	204
Advances repayable (current and non-current)	1,587	884
Total - material contractual obligations	€ 2,250	€ 1,976